Investment Objectives and Goals	Apr. 30, 2026
SMI 3Fourteen Full-Cycle Trend ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMI 3Fourteen Full-Cycle Trend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) seeks long-term capital appreciation.
SMI 3Fourteen Real Asset Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMI 3Fourteeen REAL Asset Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMI 3Fourteen REAL Asset Allocation ETF (the “Fund”) seeks total return. Total return is comprised of both income and capital appreciation.